COMMITMENTS (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Statement [Line Items]
Minimum Rental And Lease Payments	$ 4,538	$ 4,544
Later than five years [member]
Statement [Line Items]
Minimum Rental And Lease Payments	2,890	3,312
Not later than one year [member]
Statement [Line Items]
Minimum Rental And Lease Payments	172	180
1-5 years [member]
Statement [Line Items]
Minimum Rental And Lease Payments	$ 1,476	$ 1,052